Taxation - Summary of Net Operating Loss Carryforwards (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	$ 10,151
2019 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	2,085
2020 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	542
2021 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	0
2022 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	0
2023 and thereafter [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	$ 7,524